Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Contract Liabilities
Contract liabilities consist of deferred revenues from marina and storage operations and customer deposits and are classified in customer deposits in the Company’s unaudited condensed consolidated balance sheets. Deposits received from customers are recorded as a liability until the related sales orders have been fulfilled by us and control of the vessel is transferred to the customer. The activity in customer deposits for the three and nine months ended June 30, 2020 is as follows:

($ in thousands)	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Beginning contract liability	$13,471	$4,880
Revenue recognized from contract liabilities included in the beginning balance	(10,578)	(4,807)
Increases due to cash received, net of amounts recognized in revenue during the period	9,958	12,778
Ending contract liability	$12,851	$12,851

Percentages on Timing of Revenue Recognition
The following table sets forth percentages on the timing of revenue recognition for the three and nine months ended June 30, 2020.

	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Goods and services transferred at a point in time	98.0%	97.1%
Goods and services transferred over time	2.0%	2.9%
Total Revenue	100.0%	100.0%